Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and entity information [abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	BUD
Entity Registrant Name	ANHEUSER-BUSCH INBEV SA/NV
Entity Central Index Key	0001668717
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,693,242,156